Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current portion
Prepaid professional service fees	$ 709,814	$ 1,507,714
Prepaid research and development expenses	350,000	420,000
Prepaid insurance	0	35,645
Prepaid other expenses	47,882	0
Non-current portion
Prepaid research and development expenses	0	105,000
Totals	$ 1,107,696	$ 2,068,359